Accounting Policies, by Policy (Policies)	12 Months Ended
Aug. 31, 2022
Organization and Principal Activities [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

The Company’s functional currency of subsidiaries and VIEs in China is the Chinese Renminbi (RMB). Other subsidiaries outside of China use USD as the functional currency; however, the accompanying consolidated financial statements have been translated and presented in USD.

According to USGAAP ASC 810-10-15-8, for legal entities other than limited partnerships, the usual condition for a controlling financial interest is ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity, directly or indirectly, of more than 50 percent of the outstanding voting shares of another entity is a condition pointing toward consolidation. The power to control may also exist with a lesser percentage of ownership, for example, by contract, lease, agreement with other stockholders, or by court decree.

The consolidated financial statements include the accounts of the Company and its subsidiaries. The consolidated financial statements are prepared in accordance with U.S. GAAP. This basis differs from that used in the statutory accounts of subsidiaries and VIEs in the PRC, which were prepared in accordance with the accounting principles and relevant financial regulations applicable to enterprises in the PRC. All necessary adjustments have been made to present the financial statements in accordance with U.S. GAAP. All significant inter-company accounts and transactions have been eliminated.

Discontinued Operations

On November 25, 2022, Meta Data Limited (the “Seller”) completed the transfer of its ownership of OneSmart Edu Inc. (“OneSmart BVI”) to Muckle Capital Investment Co., Ltd. (the “Buyer”), an unrelated third party for a total price of US$ 1 million, pursuant to a Share Transfer Agreement entered into by the Seller and the Buyer on October 28, 2022 and approved by the Board of Directors on July 11, 2022. As the Company believed that no continued cash flow would be generated by the sold component, in accordance with ASC 205-20, the Company presented the operating results from OneSmart BVI has been presented as discontinued operations within the accompanying consolidated financial statements of the Company.

Segment Information Reclassification

Historically, the Company operated as one the leading providers of K-12 after-school education services in China which developed a comprehensive K-12 after-school education platform that primarily focused on young children mathematics training services and FasTrack English services through a nationwide network of 480 learning centers across 40 cities in China. The Company had three primary segments, i. e. OneSmart VIP, OneSmart Young Children Education and One Smart Online.

On July 24, 2021, the General Office of Central Committee of the Communist Party of China and the General Office of the State Council jointly released Opinions on what they termed “Further Reducing the Burden of Homework and Off-campus Tutoring for Compulsory Education Students,” (the “Double Reduction Policy”), which basically requires suspension of all subject-based off-campus tutoring business targeting pre-school kids and K12 students. As a result, on October 12, 2021, the Company suspended all education programs and learning centers in China. The Company classified the education related operation into discontinued operation in fiscal 2022. In accordance with the Company’s new business strategy, the Company classified business segment into Artificial Intelligent Education (AIE) service and Artificial Intelligent Universe (AIU) IAAS service.

Liquidity
(b)	Liquidity

In assessing the Company’s liquidity and substantial doubt about its ability to continue as a going concern, the Company monitors and analyzes cash on-hand and operating expenditure commitments. The Company’s liquidity needs are to meet working capital requirements and operating expense obligations. To date, the Company financed its operations primarily through cash generated by operating activities, IPO proceeds, equity or convertible securities financing activities and commercial bank loan.

The accompanying financial statements do not include any adjustments or classifications that may result from the possible inability of the Company to continue as a going concern. The accompanying financial statements have been prepared on a basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has suffered recurring losses from operations of RMB1.2 billion (US$174.2 million) for the year ended August 31, 2022, is in default of its debt obligations and as of August 31, 2022 was net liability and shareholders’ deficit position of RMB5.4 billion (US$781.5 million). Between July 2021 and September 2021, the General Office of Ministry of Education issued a series of rules, regulations, notices and circulars on further alleviating the burden of homework and after-school tutoring for students in compulsory education. To comply with all applicable rules and regulations in providing educational services, the Company ceased all the domestic education programs and learning centers operations in China on October 12, 2021. The above matters raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. As shown in the accompanying financial statements as of August 31, 2022, the Company had net cash decreased of RMB57,249 (US$8,311) and RMB960,642 for the years ended August 31, 2022 and 2021, respectively. As of August 31, 2022, the Company had cash balance of RMB202,411 (US$29,382) and restricted cash of nil (classified as discontinued operations).

The Company has historically met its cash needs through a combination of cash flows from operating activities, proceeds from bank loans and proceeds from disposal of short-term investments. The cash requirements of the Company are generally for operating activities, repayments of bank loans, purchase of property and equipment and excess cash was used in the purchase of short-term and long-term investments. Between July 2021 and September 2021, the General Office of Ministry of Education issued a series of rules, regulations, notices and circulars on further alleviating the burden of homework and after-school tutoring for students in compulsory education (“the Opinion”). In order to comply with all applicable rules and regulations in providing educational services, the Company ceased all the domestic education programs and learning centers operations in China on October 12, 2021. As a result, this raises substantial doubt about its ability to continue as a going concern.

In evaluating if there is substantial doubt about the ability to continue as a going concern, the Group is trying to alleviate the going concern risk through (1) equity or debt financing, (2) increasing cash generated from new business model in artificial intelligent education service and artificial intelligent universe IAAS service, and (3) debt divestiture, to meet our anticipated working capital requirements for at least the next 12 months. The Group may, however, need additional capital in the future to fund our further expansion. If the Group determines that its cash requirements exceed the amount of cash and cash equivalents it has on hand at the time, the Group may seek to issue equity or debt securities or obtain credit facilities. The issuance and sale of additional equity would result in further dilution to shareholders of the Group.

The Company entered into certain securities purchase agreement on January 24, 2022 (the “SPA”) with certain non-affiliated and accredited “non-U.S. Persons”, (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to which the Company agreed to sell 8,000,000,000 Class A ordinary shares, (the “Shares”) par value $0.000001 per share, at a per share purchase price $0.0035625 (the “Offering”), which is 90% of the average NYSE official closing price of the ADS divided by 1,000, the current conversion ratio of ADS, for the three trading days immediately preceding the execution of the SPA. On February 11, 2022, the Offering closed as all the conditions of the SPA have been satisfied and the Company issued the Shares to the Purchasers. The gross proceeds to the Company from the Offering were US$28.5 million.

The Company plans to restructure its business by selling tutoring services and then focus on smart education services. The sale of the tutoring services was completed on November 25,2022. The Company has carried out product iterations on our original business: shifting from education and training to education and technology, using the original channels to carry out quality education and technology output, including 5G technology, smart campus system, virtual training system based on Metaverse, etc. The new business is using the six core technologies of Metaverse and artificial intelligence, blockchain, network computing, interaction, game technology, and the Internet of Things as the company’s core technologies, building a new type of blockchain smart student card and global smart employment quality Educational virtual world (new type of artificial intelligence employment training), combination of virtual and real prediction world (digital education, risk prediction, computing power output), VR shopping world (new e-commerce) and other products provide global customers with a new digital world experience. As of May 2022, the Company has signed a series of strategic cooperation agreements with six non-affiliated companies to pre-launch smart education training business.

The Company have recruited a global management team and technology research and development team to develop new products and new business directions that combine education and technology. In order to diversify the negative impact from local regulation, the Company has also decided to expend its business outside China.

As a result, the Company prepared the consolidated financial statements assuming the Company will continue as a going concern. However, there is no assurance that the measures above can be achieved as planned. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Principles of consolidation
(c)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and the subsidiaries of the VIEs. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs have been eliminated upon consolidation. Results of subsidiaries, businesses acquired from third parties and the VIEs are consolidated from the date on which control is transferred to the Company.

Consolidation of variable interest entities
(d)	Consolidation of variable interest entities

In accordance with accounting standards regarding consolidation of variable interest entities (“VIEs”), VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

The Company determined that Shanghai Onesmart, Shanghai Rui Si and Shanghai Xiangyuan are VIEs because the Company is the primary beneficiary of risks and rewards of those VIEs.

The condensed consolidating table below disaggregated the Consolidated Balance Sheets of the Company into Meta data, the VIE and its subsidiaries, the WFOE that is the primary beneficiary of the VIEs, of which assets and liabilities are classified as discontinued operation as detailed in note 21, and an aggregation of other entities that are consolidated as of August 31, 2022 and 2021.

	As of August 31, 2022
	Other entities that are	WFOE that is the primary beneficiary	VIE and its	Meta Data	Consolidated
	consolidated	of the VIE	subsidiaries	Ltd.	total
	RMB	RMB	RMB	RMB	RMB
Intercompany receivables	22,734	-	-	173,602	196,336
Current assets excluding intercompany receivables	200,902	18,354	106,629	15,669	341,554
Current assets	223,636	18,354	106,629	189,271	537,890
Non-current assets excluding investment in subsidiaries	-	-	-	-
Non-current assets	-	-	-	-	-
Total assets	223,636	18,354	106,629	189,271	537,890
Intercompany payables	196,336	-	-	-	196,336
Current liabilities excluding intercompany payables	25,979	18,264	4,939,851	499,785	5,483,879
Current liabilities	222,315	18,264	4,939,851	499,785	5,680,215
Non-current liabilities	-	-	-	241,115	241,115
Total liabilities	222,315	18,264	4,939,851	740,900	5,921,330
Total shareholders’ equity (net assets)	1,321	90	(4,833,222)	(551,629)	(5,383,440)

	As of August 31, 2021
	Other entities that are	WFOE that is the primary beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Meta Data	total
	RMB	RMB	RMB	RMB	RMB
Intercompany receivables	3,670,240	3,608,176	6,275,233	2,081,389	-
Current assets excluding intercompany receivables	6,239	59,187	293,021	107,771	466,218
Current assets	3,676,479	3,667,363	6,568,254	2,189,160	466,218
Non-current assets excluding investment in subsidiaries	191	15,038	21,726	-	36,955
Non-current assets	191	15,038	21,726	-	36,955
Total assets	6,430	74,225	314,747	107,771	503,173
Intercompany payables	5,301,895	3,208,560	6,878,456	246,127	-
Current liabilities excluding intercompany payables	3,613	4,370	4,295,643	413,951	4,717,577
Current liabilities	5,305,508	3,212,930	11,174,099	660,078	4,717,577
Non-current liabilities	22,643	-	158,084	226,114	406,841
Total liabilities	26,256	4,370	4,453,727	640,065	5,124,418
Total shareholders’ equity (net assets)	(19,826)	69,855	(4,138,980)	(532,294)	(4,621,245)

The condensed consolidating table below disaggregated the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Company into Meta Data, the VIE and its subsidiaries, the WFOE that is the primary beneficiary of the VIEs and an aggregation of other entities that are consolidated for the financial years ended August 31, 2021 and 2022.

	For the years ended August 31, 2022
		WFOE
	Other entities	that is the primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Meta Data	total
	RMB	RMB	RMB	RMB	RMB
Net revenues	14,605	-	-	-	14,605
Cost of revenues	(12,787)	-	-	-	(12,787)
Gross profit	1,818	-	-	-	1,818
Operating expenses	(418)	-	-	(367,698)	(368,116)
Income (loss) from operations	1,400	-	-	(367,698)	(366,298)
Other expenses	(79)	-	-	(50,930)	(51,009)
Income (loss) before income taxes	1,321	-	-	(418,628)	(417,307)
Provision for income taxes	-	-	-	-	-
Net income (loss) from continuing operations	1,321	-	-	(418,628)	(417,307)

Net income (loss) from discontinuing operations	-	(470,413)	(312,272)	-	(782,685)

	For the years ended August 31, 2021
		WFOE
	Other entities	that is the primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Meta Data	total
	RMB	RMB	RMB	RMB	RMB
Net revenues	-	-	-	-	-
Cost of revenues	-	-	-	-	-
Gross profit	-	-	-	-	-
Operating expenses	-	-	-	(62,602)	(62,602)
Income (loss) from operations	-	-	-	(62,602)	(62,602)
Other expenses	-	-	-	(47,312)	(47,312)
Income (loss) before income taxes	-	-	-	(109,914)	(109,914)
Provision for income taxes	-	-	-	-	-
Net income (loss) from continuing operations	-	-	-	(109,914)	(109,914)
Net income (loss) from discontinuing operations	(2,442)	(165,383)	(4,747,755)	-	(4,915,580)

The condensed consolidating table below disaggregated the Consolidated Statements of Cash Flows of the Company into Meta Data, the VIE and its subsidiaries, the WFOE that is the primary beneficiary of the VIEs and an aggregation of other entities that are consolidated for the financial years ended August 30, 2021 and 2022.

	For the years ended August 31, 2022
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Meta Data	total
	RMB	RMB	RMB	RMB	RMB
Net cash provided by (used in) operating activities from continuing operations	200,902	-	-	(253,029)	(52,127)
Net cash provided by (used in) operating activities from discontinuing operations	-	(53,524)	(196,293)	-	(249,817)
Net cash used in investing activities from continuing operations			-	58,965	58,965
Net cash used in investing activities from discontinuing operations			20,750	-	20,750
Net cash provided by (used in) financing activities from continuing operations	-	-	-	211,361	211,361
Net cash provided by (used in) financing activities from discontinuing operations	-	-	(55,110)	-	(55,110)
Effect of exchange rate changes on cash and restricted cash from continuing operations	-	-	-	(54,983)	(54,983)
Effect of exchange rate changes on cash and restricted cash from discontinuing operations	-	-	49,622	-	49,622
Net increase (decrease) in cash and restricted cash	200,902	(53,524)	(181,031)	(37,686)	(71,339)
Cash and restricted cash from continuing and discontinued operations, beginning of year	-	57,926	287,521	39,196	384,643
Cash and restricted cash from continuing and discontinued operations, end of year	200,902	4,402	106,490	1,510	313,304

	For the years ended August 31, 2021
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	Meta Data	total
	RMB	RMB	RMB	RMB	RMB
Net cash provided by (used in) operating activities from continuing operations	-	-	-	(54,033)	(54,033)
Net cash provided by (used in) operating activities from discontinuing operations	(1,167)	29,266	164,277	-	192,376
Net cash used in investing activities from continuing operations	-	-	-	219,010	219,010
Net cash used in investing activities from discontinuing operations	-	15	(366,972)	-	(366,957)
Net cash provided by (used in) financing activities from continuing operations	-	-	-	(483,965)	(483,965)
Net cash provided by (used in) financing activities from discontinuing operations	-	-	(451,225)	-	(451,225)
Effect of exchange rate changes on cash and restricted cash from continuing operations	-	-	-	(15,848)	(15,848)
Effect of exchange rate changes on cash and restricted cash from discontinuing operations	-	-	-	-	-
Net increase (decrease) in cash and restricted cash	(1,167)	29,281	(653,920)	(334,836)	(960,642)
Cash and restricted cash from continuing and discontinued operations, beginning of year	11,677	28,645	930,931	374,032	1,345,285
Cash and restricted cash from continuing and discontinued operations, end of year	10,510	57,926	277,011	39,196	384,643

Cash is transferred within the Company through the banking system in PRC. Under the VIE agreements, the Company intends to distribute all or part of VIE’s earnings after eliminating VIE’s accumulated losses and making appropriation of VIE’s after-tax net income into the statutory surplus reserve based on at least 10% of the after-tax net income determined in accordance with generally accepted accounting principles of the PRC. When there are retained earnings available for distribution, the distribution of VIE’s earnings will be through payment of service fees to Meta Data, such service fee is subject to 6% value-added sales tax, other taxes of 12% which calculation is based on 6% value-added taxes. Under the VIE agreements, when there is a change of shareholder in VIE, amount owed by VIE to the Company should be first settled. Cash transfers were mainly for the purpose of providing working capital between Meta Data and its subsidiaries, VIE and its subsidiaries and WFOE that is the primary beneficiary of the VIE.

Use of estimates
(e)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenue and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but not limited to valuation allowance for deferred tax assets, uncertain tax position, the initial valuation of the assets acquired and liabilities assumed in a business combination, economic lives and impairment of long-lived assets, impairment of goodwill, the valuation of short-term and long-term investments and share-based compensation. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency
(f)	Foreign currency

The functional currency of the Company, OneSmart BVI, and OneSmart HK is the United States Dollars (“US$”). The Company’s PRC subsidiaries and the VIEs determined their functional currency to be Renminbi (the “RMB”). The Group uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of income.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Convenience translation
(g)	Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.8890 on August 31, 2022 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents
(h)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use.
Restricted cash
(i)	Restricted cash

Restricted cash primarily represents deposits held in a designated bank account as pledged security for the principle, interest payments on the Group’s long-term or short-term loans and restricted cash with banks. The restricted cash related to the frozen cash in the bank accounts by court order is disclosed in Note 6, the restricted cash related to deposits held in designated bank accounts as pledge of long-term or short-term loans are disclosed in Note 11.

Short-term investments
(j)	Short-term investments

The Group accounts for all investments in accordance with ASC topic 320 (“ASC 320”), Investments – Debt Securities. The Group classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. All investments with original maturities of greater than three months not exceeding twelve months are classified as short-term investments, while those of more than twelve months are classified as long-term investments (Note 6). Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities, are included in earnings. Any realized gains or losses on the sale of the short-term investments, are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The securities that the Group has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

Property and equipment, net
(k)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated Useful Lives
Furniture	3-5 years
Electronic equipment	3 years
Vehicles	4-5 years
Buildings	20 years
Leasehold improvement	Over the shorter of the lease term or the estimated useful lives

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of income.

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Impairment of long-lived assets other than goodwill
(l)	Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available.

Business combination
(m)	Business combination

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805 (“ASC 805”), Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the businesses acquired, the difference is recognized directly in earnings.

In a business combination achieved in stages, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which the cash flow projections are based, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period. There is no additional business combination by the Company in fiscal year of 2022.

Goodwill
(n)	Goodwill

The Group assesses goodwill for impairment in accordance with ASC 350-20, Intangibles-Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20. No goodwill was recognized for continued operations.

Intangible assets
(o)	Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives.
Long-term investments
(p)	Long-term investments

The Group’s long-term investments consist of equity securities without readily determinable fair value, investment in debt securities accounted for at fair value and equity method investments.

The Group adopted ASC Topic 321, Investments-Equity Securities (“ASC 321”) from September 1, 2018. Pursuant to ASC 321, for equity securities measured at fair value with changes in fair value record in earnings, the Group does not assess whether those investments are impaired. For those equity securities that the Group selects to use the measurement alternative, the Group uses the measurement alternative to measure those investments at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. The Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”). If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in net income equal to the difference between the carrying value and fair value.

Investments in equity investees represent investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Group initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of income. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investments on the consolidated balance sheets. The Group evaluates its equity method investment for impairment under ASC 323-10. An impairment loss on the equity method investment is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary.

Investment in debt securities accounted for at fair value with original maturities of greater than twelve months are classified as long-term investments. As investment in debt securities classified as available for sale in accordance with ASC 320 are reported at fair value. Any unrealized gains and losses on available-for-sale investments are included in other comprehensive income. Interest income are recognized in earnings. When a decline in value is determined to be other-than-temporary, the impairment loss on the long-term available-for-sale investments would be recognized in the consolidated statements of comprehensive income.

In 2021 and 2022, we evaluated our investments, taking into consideration, including, but not limited to, the duration, degree and causes of the decline in financial results, its intent and ability to hold the investment and the invested companies’ financial performance and near-term prospects.

Fair value of financial instruments
(q)	Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, short-term and long-term investments, due from third party payment platforms, due from third parties, amount due from a related party, redeemable convertible preferred shares, short-term and long-term loans, and convertible senior notes.

The carrying amounts of these financial instruments, except for the short-term and long-term investments, redeemable convertible preferred shares, long-term loans and convertible senior notes, approximate their fair values because of their short-term maturities. Available-for-sale investments are adjusted to fair value at each reporting date. The redeemable convertible preferred shares were initially recognized at fair value upon issuance and immediately accreted to their full redemption value as of redemption occurred at the end of the reporting periods. If a beneficial conversion feature exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the redeemable convertible preferred shares as a contribution to additional paid in capital. The discount resulting from the beneficial conversion feature is amortized from the date of issuance to the earliest conversion date. The carrying amount of the long-term loan and convertible senior notes approximate their fair value due to the fact that the related interest rates approximate the interest rates currently offered by financial institutions for similar debt instruments with comparable maturities.

Revenue recognition
(r)	Revenue recognition

On September 1, 2018, the Group adopted ASC Topic 606 Revenue from Contracts with Customers (“Topic 606”), applying the modified retrospective method to all contracts that were not completed as of September 1, 2018. Results for the year ended August 31, 2019,2020 and 2021 are presented under Topic 606, while revenues for the years ended August 31, 2018 are not adjusted and continue to be reported under ASC Topic 605, Revenue Recognition (“Topic 605”).

Revenue is recognized when control of promised services are transferred to the Group’s customers in amounts of consideration to which the Group expects to be entitled to in exchange for those services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue as the Group satisfies a performance obligation.

In fiscal 2022, the Group generates revenues primarily through Artificial Intelligent Education (AIE) service and Artificial Intelligent Universe (AIU) IAAS service and develop smart training systems incorporating VR (virtual reality), AI (artificial intelligence), blockchain and other technologies to facilitate the teaching and training process. The following table presents the Group’s revenues disaggregated by revenue sources for the years ended August 31 2022.

Disaggregation of net revenues	For the year ended August 31, 2022 RMB
AIE services	12,194
AIU services	2,411
14,605

In fiscal year 2022, primary sources of the Group’s revenues are as follows:

1)

Artificial Intelligent Education (AIE) service:

To build an intelligent training system based on intelligent training plat-from to provide the maximum immersive experience and the best technical foundation for learning. Implementation in RT3D with 360 degree landscape, so that all users are no longer bound to bult World with improved digital life experience. The company provides online training system and applications to academic and professional training centers by charging users one-time sign up fees plus consumption usage/hours one month following the month sales.

2)

Artificial Intelligent Universe (AIU) IAAS service:

To Metaverse business operator or individual users. It improves the accessibility of rendering modes through cloud computing and edge computing algorithms and computing power to improve the virtual world. Use of spatial localization algorithm, virtual scene fitting, real-time network transmission, GPU server, and edge computing to reduce cost and network congestion. Reduce the performance threshold requirements for terminal equipment, and improve the immersive user experience. The Company provides online training system and applications to academic and professional training centers by charging users one-time sign-up fees plus consumption usage/hours one month following the month sales.

The Group’s contract assets consisted of accounts receivable for other services. The balance of contract assets amounted to nil as of August 31, 2021 and August 31, 2022. The Group’s contract liabilities mainly consisted of prepayments from customers, with a balance of RMB2,787,686 and nil (classified as discontinued operations) as of August 31, 2021 and August 31, 2022, respectively. A majority of contract liabilities at the beginning of the year ended August 31, 2022 were recognized as revenues during the year ended August 31, 2022 and a majority of contract liabilities as of August 31, 2022 might be refunded to our customers in the following year affected by the Opinion and a related series of notice, administrative measures or circular. The difference between the opening and closing balances of the Group’s contract liabilities primarily results from the timing difference between the Group’s satisfaction of performance obligation and the customers’ payments.

Refund liabilities mainly related to the estimated refunds that are expected to be provided to students if they decide they no longer want to attend tutoring. The refund liability estimation is based on historical refund ratio on a portfolio basis using the most likely amount method. As of August 31, 2021 and 2022, refund liability amounted to RMB364,447 and nil (classified as discontinued operations), respectively, is recorded in prepayments from customers.

Cost of revenues
(s)	Cost of revenues

Cost of revenues consist primarily of performance of service such as salaries and wages for technical support employees, related payroll deductions, staff benefits, share-based compensations, i-cloud rental expenses, depreciation for PP&E, amortization for software, utilities and other expenses directly attributable to the Group’s revenues.

Advertising expenditures
(t)	Advertising expenditures

Advertising expenditures are expensed when incurred and are included in selling and marketing expenses, which amounted to RMB378,198, RMB463,324 and nil (classified as discontinued operations) for the years ended August 31, 2020, 2021 and 2022, respectively.

Government grants
(u)	Government grants

The Group receives government subsidies at the discretion of the local government. Government grants are recognized when it is probable that the Group will comply with the conditions attached to them, and the grants are received. Government grants without attached conditions are recognized when received. When the grant relates to an expense item, it is recognized in the consolidated statement of income over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. When the grant relates to an asset, it is recognized as a deferred government grant and released to the consolidated statement of income in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense.

For the years ended August 31, 2020, 2021 and 2022, government grants in the amounts of RMB24,238, RMB86,206 and nil (classified as discontinued operations) were recognized as other income in the consolidated statements of income, respectively.

Leases
(v)	Leases

The Group adopted ASU No. 2016-02, Leases (Topic 842) (“ASC 842”) from September 1, 2019 by using the modified retrospective method and did not restate the comparable periods. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Group also elected the short-term lease exemption for all contracts with lease terms of 12 months or less. The Group have lease agreements with lease and non-lease components, which are generally accounted for separately.

The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The ROU assets also include any lease payments made, net of lease incentives. Lease expense is recorded on a straight-line basis over the lease term. The Company’s leases often include options to extend and lease terms include such extended terms when the Company is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Company is reasonably certain not to exercise those options.

However, the Opinion and a related series of notice, administrative measures or circular and the compliance measures taken by the Company have material adverse impact on our after-school tutoring services related to academic subjects in China’s compulsory education system, which in turn have adversely affected the Company’s results of operations and prospect. We have gradually terminated our after-school tutoring services related to academic subjects business since August 2021, and officially ceased our all business in October 2021. All of the Company’s operating leases mainly related to offices and classroom facilities were gradually terminated since August 2021. The Company removed the right-of-use asset and the lease liability, with loss recognized of RMB45,368 (US$7,022) for the difference in accordance with ASC842-20-40-1. By the end of August 31, 2021, all rental deposits related to those early terminated lease contracts have been expensed as the early termination penalty by the Company.

Income taxes
(w)	Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of income as income tax expense.

Share-based compensation
(x)	Share-based compensation

The Group applies ASC 718 (“ASC 718”), Compensation - Stock Compensation, to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All the Group’s share-based awards to employees were classified as equity awards.

In accordance with ASC 718, the Group recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition. Compensation cost is recognized if it is probable that the performance condition will be achieved.

A change in any of the terms or conditions of the awards is accounted for as a modification of the awards. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Group recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award. When the vesting conditions (or other terms) of the equity awards granted to employees are modified, the Group first determines on the modification date whether the original vesting conditions were expected to be satisfied, regardless of the entity’s policy election for accounting for forfeitures. If the original vesting conditions were not expected to be satisfied, the grant date fair value of the original equity awards are ignored and the fair value of the equity awards measured at the modification date are recognized if the modified awards ultimately vest.

The Group uses the accelerated method to recognize compensation expense for all awards granted. The Group, with the assistance of an independent third-party valuation firm, determined the fair value of the awards granted to employees. The Group adopted ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting, (“ASU 2016-09”) and elected to account for forfeitures as they occur.

An award that is cancelled without a replacement award or other form of consideration given to the grantee should be accounted for as a repurchase for no consideration. If an award is cancelled before the completion of the employee’s requisite service period or nonemployee’s vesting period, any previously unrecognized compensation cost should be recognized at the date of the cancellation. Because a cancellation is not the forfeiture of an award, previously recognized compensation cost is not reversed in connection with a cancellation.

In September 2021, the Company cancelled all the stock options and restricted shares with no replacement agreements because all the grantees’ service contracts were terminated due to the impact of Double Reduction Policy on education from Chinese’s central government. (“ASC 718-20-35-9”) elected to account for cancellation.

Employee benefit expenses
(y)	Employee benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The Group recorded employee benefit expenses of nil (classified as discontinued operation) and RMB2,066 (new business segment) for the years ended August 31, 2021 and 2022, respectively.

Comprehensive income/(loss)
(z)	Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income/(loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income/(loss) includes net income and unrealized gain on available-for-sale investments, net of tax and is presented in the consolidated statements of comprehensive income/(loss).

Earnings/(Loss) per share
(aa)	Earnings/(Loss) per share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income/(loss) is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Group’s redeemable convertible preferred shares and convertible senior notes using the if-converted method and ordinary shares issuable upon the exercise of share options and restricted Class A ordinary shares (“Restricted Shares”) using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Basic and diluted earnings/(loss) per share are not reported separately for Class A or Class B ordinary shares (the “Ordinary Shares”) as each class of shares has the same rights to undistributed and distributed earnings.

Segment reporting
(ab)	Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group has only one reportable segment since the Group does not distinguish revenues, costs and expenses by operating segments in its internal reporting, and reports costs and expenses by nature as a whole. The Group’s CODM, who has been identified as the CEO, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. As the Group generates all of its revenue in the PRC, no geographical segments are presented.

Comparative information
(ac)	Comparative information
Certain of the prior year comparative figures have been reclassified to conform to the current year’s presentation.
Non-controlling interests
(ad)	Non-controlling interests

For certain subsidiaries, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net loss or income on the consolidated statements of income includes the net loss or income attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests are recorded as non-controlling interests in the Group’s consolidated balance sheets.

Recent accounting pronouncements
(ae)	Recent accounting pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 was subsequently amended by ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04 Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and ASU 2019-05, Targeted Transition Relief. For public entities, ASU 2016-13 and its amendments is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, this guidance and its amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As an emerging growth company, the Company plans to adopt this guidance effective October 1, 2023. The Company is currently evaluating the impact of its pending adoption of ASU 2016-13 on its consolidated financial statements but does not expect this guidance will have a material impact on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06). The amendments in ASU 2020-06 simplify the accounting for convertible instruments by removing major separation models and removing certain settlement condition qualifiers for the derivatives scope exception for contracts in an entity’s own equity, and simplify the related diluted net income per share calculation for both Subtopics. ASU 2020-06 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, for smaller reporting companies, as defined by the SEC. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is evaluating the impact of this ASU on its consolidated financial statements and disclosures.